Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Long-Term Investments [Line Items]
Long-term investments	$ 15,435,274	$ 71,045
Investment in Nekcom [Member]
Long-Term Investments [Line Items]
Long-term investments	15,364,229
Investment in Cloudshelf Limited [Member]
Long-Term Investments [Line Items]
Long-term investments	$ 71,045	$ 71,045